COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) - USD ($)			1 Months Ended		6 Months Ended		12 Months Ended
	Oct. 15, 2025	Mar. 02, 2023	Aug. 25, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2023	Nov. 25, 2025	Oct. 07, 2025	Sep. 25, 2025	Jun. 05, 2025	Mar. 31, 2025	Mar. 15, 2022
IfrsStatementLineItems [Line Items]
Budget costs							$ 600,000
Gross proceeds						$ 36,200,000
Accounts payable and accrued liabilitie					$ 2,047,000	(399,000)
Prepaid expenses and other receivables					$ 379,000							$ 42,000
Budgeted costs		$ 12,100,000
[custom:ShareholdersEquity-0]				$ 695,000		695,000
Milestone payments	$ 250,000,000
Loan payable								$ 1,800,000,000	$ 2,100,000,000
Ordinary shares issued										160,000	625,000
Conversion of shares, value			$ 15,000,000
Commitments and contingent liabilities despription					In addition to the initial $15.0 million that DWF contributed in the September 2025 financing, the Company is required to make additional transfers of a) $5 million 15 days after the close of the September 2025 financing, and b) $55.0 million within 3 months of the September 2025 financing, with no less than $20.0 million to be transferred each month. The Company also agrees to transfer 50% of any subsequent treasury fundraising to DWF for asset management until the total assets under management total $225.0 million. As of the date of filing there have been no additional transfers to DWF, and DWF is managing only the $15.0 million of their own funds that they contributed as part of the September 2025 financing.
C R O [Member]
IfrsStatementLineItems [Line Items]
service fees													$ 11,500,000
Accounts payable and accrued liabilitie						$ 1,414,000
Prepaid expenses and other receivables												$ 1,277,000
C R O Agreement [Member]
IfrsStatementLineItems [Line Items]
Gross proceeds				552,000
Unbilled services				1,486,000
Forfeited advanced payments				1,091,000.000
Net income loss recognized amount				$ 946,000